SCHEDULE OF ESTIMATED USEFUL LIFE (Details)	12 Months Ended
Jun. 30, 2021
Property Plant and Equipment [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Estimated useful life	3 years
Property Plant and Equipment [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Estimated useful life	5 years
Fixtures and fittings [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Estimated useful life	3 years
Fixtures and fittings [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Estimated useful life	5 years
Leasehold improvements [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Estimated useful life	1 year
Leasehold improvements [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Estimated useful life	3 years
Leased Plant and Equipment [Member]
IfrsStatementLineItems [Line Items]
Estimated useful life	3 years